Income Taxes - Reconciliations of Income Tax Rate and Actual Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net (loss) income before taxes	$ (101,288)	$ (299,540)	$ 53,283
Net (loss) income not subject to taxes	(253,605)	(244,045)	(19,706)
Net income (loss) subject to taxes	152,317	(55,495)	72,989
At applicable statutory tax rates	28,437	(15,784)	12,972
Permanent differences	(23,179)	2,424	(13,277)
Adjustments related to currency differences	(338)	5,847	(1,869)
Valuation allowance	17,737	7,415	10,982
Tax expense (recovery) related to current year	$ 22,657	$ (98)	$ 8,808